CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022
Cash flows from operating activities
Cash from operations	$ 264,132	$ 216,800	$ 516,154		$ 383,407
Income taxes paid	(19,514)	(23,903)	(33,957)		(40,002)
Payment for rent	(658)	(1,587)	(2,943)		(4,130)
(Payment)/refund for tower and tower equipment decommissioning	(317)	4	(321)		142
Net cash generated from operating activities	243,643	191,314	478,933		339,417
Cash flow from investing activities
Purchase of property, plant and equipment	(163,185)	(96,980)	(268,602)		(162,856)
Payment in advance for property, plant and equipment	(34,346)	(37,074)	(70,148)		(87,913)
Purchase of software and licenses	(8,924)	(12,716)	(16,176)		(13,004)
Consideration paid on business combinations, net of cash acquired		(409,545)			(726,924)
Proceeds from disposal of property, plant and equipment	399	761	960		854
Insurance claims received	134	464	278		1,614
Interest income received	5,079	3,888	11,577		7,016
Deposit of short term deposits	(65,055)	(166,465)	(128,765)		(288,065)
Refund of short term deposits	3,994	100,121	20,723		151,582
Net cash used in investing activities	(261,904)	(617,546)	(450,153)		(1,117,696)
Cash flows from financing activities
Bank loans received	290,083	661,114	658,179		715,793
Bank loans repaid	(153,505)	(33,360)	(417,850)		(70,027)
Fees on loans and derivative instruments	(2,163)	(6,417)	(8,671)		(9,277)
Interest paid	(76,442)	(50,571)	(144,945)		(104,669)
Payment for the principal of lease liabilities	(24,523)	(14,402)	(44,745)		(29,751)
Interest paid for lease liabilities	(13,174)	(9,525)	(25,294)		(16,220)
Initial margin received on non-deliverable forwards	52	633	52		6,477
Profits received/(losses) settled on nondeliverable forwards	420	(284)	420		(3,025)
Net cash generated from financing activities	20,748	547,188	17,146		489,301
Net increase/(decrease) in cash and cash equivalents	2,487	120,956	45,926		(288,978)
Cash and cash equivalents at beginning of year	515,589	508,609	514,078	[1]	916,488
Effect of movements in exchange rates on cash	(85,028)	(62,267)	(126,956)		(60,212)
Cash and cash equivalents at end of year	$ 433,048	$ 567,298	$ 433,048		$ 567,298

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.